SCHEDULE OF FAIR VALUE OF WARRANT LIABILITIES (Details) (Parenthetical) - USD ($)	Jun. 16, 2022	May 23, 2022	Jan. 24, 2022
Fair Value Disclosures [Abstract]
Proceeds from Issuance of Warrants		$ 383,620	$ 383,620
Warrants exercised, shares	50,000